EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2013
EARNINGS PER SHARE [Abstract]
Schedule of Earnings Per Share

	September 30,
	2013	2012
Basic
Net income	$2,156	$1,579
Less: Net income attributable to participating securities	(45)	-
Net income available to common shareholders	$2,111	$1,579

Weighted average common shares outstanding	3,359,638	3,372,375
Less: Average unallocated ESOP shares	(256,291)	(267,238)
Average participating shares	(61,753)	-
Average shares	3,041,594	3,105,137

Basic earnings per common share	$0.69	$0.51

Diluted
Net income	$2,111	$1,579

Weighted average common shares outstanding for basic earnings per common share	3,041,594	3,105,137
Add: Dilutive effects of assumed exercises of stock options	-	-

Average shares and dilutive potential common shares	3,041,594	3,105,137

Diluted earnings per common share	$0.69	$0.51